Schedule of operation of business segments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 38,789	$ 49,894	$ 48,321	$ 100,773
Cost of revenues	(39,290)	(50,539)	(51,345)	(64,168)
Gross profit	(501)	(645)	(3,024)	36,605
Maggot Debridement Therapy Product [Member]
Segment Reporting Information [Line Items]
Revenue	34,365	44,204	34,417	78,957
Cost of revenues	(37,972)	(48,843)	(45,592)	(46,684)
Gross profit	(3,607)	(4,639)	(11,175)	32,273
Cosmeceutical Product [Member]
Segment Reporting Information [Line Items]
Revenue	4,424	5,690	13,904	21,816
Cost of revenues	(1,318)	(1,696)	(5,753)	(17,484)
Gross profit	$ 3,106	$ 3,994	$ 8,151	$ 4,332